Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Central Index Key	0000752642
Document Type	11-K
Entity Registrant Name	UMH Properties, Inc.
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025